DISPOSAL OF SUBSIDIARIES AND AFFILIATES	12 Months Ended
Dec. 31, 2020
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
DISPOSAL OF SUBSIDIARIES AND AFFILIATES

NOTE 44 - DISPOSAL OF SUBSIDIARIES AND AFFILIATES

44.1 - Sale of SPEs

Lot	SPE	Disposal Date	Buyer	Transaction Amount
Lot H	Pedra Branca S.A, São Pedro do Lago S.A, Sete Gameleiras S.A, Baraúnas I Energética S.A, Baraúnas II Energética S.A, Mussambê Energética S.A, Morro Branco I Energética S.A and Banda de Couro Energética S.A.	03/28/2019	Brennand Energia S.A	250,000

Lot N	Empresa de Transmissão do Alto Uruguai - ETAU	04/29/2019	TAESA S.A e DME Energética S.A	39,134
Lot L	Brasnorte Transmissora de Energia S.A - BRASNORTE	05/31/2019	TAESA S.A	76,000
Lot M	Companhia Transirapé de Transmissão - TRANSIRAPÉ	05/31/2019	TAESA S.A	77,000
Lot J	Uirapuru Transmissora de energia S.A	06/25/2019	Copel Geraçãp e Transmissão S.A	100,000

Lot O	Amazônia - Eletronorte Transmissora de Energia S.A - AETE	07/01/2019	APAETE Participações em Transmissão - APAETE	87,000

Lot F	Brasventos Eolo Geradora de Energia S.A, Rei dos Ventos 3 Geradora de Energia S.A and Brasventos Miassaba 3 Geradora de Energia S.A.	08/23/2019	Ventus Holding de Energia Eólica Ltda	178,000

Lot C	Eólica Serra das Vacas Holding - S.A	10/07/2019	Eólica Serra das Vacas Participações S.A	74,000
Lot K	Transmissora Matogressense de Energia S.A	11/13/2019	Alupar Investimento S.A	118,000
Lot P	Companhia de Transmissão Centroeste de Minas S.A	01/13/2020	Companhia Energética de Minas Gerais - CEMIG	45,000

With the transfer of Lot P on January 13, 2020, 100% of the transfers of the SPEs sold in the auction held in September 2018 were completed. Through the operation, Eletrobras recognized a gain of R$ 26,038 and received an updated amount of R$ 44,775.

44.2 - Sale of SPE Manaus Transmissora de Energia SA

On April 17, 2020, the Board of Directors approved the binding offer made by Evoltz Participações SA to acquire the entire stake in Eletrobras, corresponding to 49.5% of the total share capital, in SPE Manaus Transmissora de Energia SA The sale was approved by the Administrative Council for Economic Defense (CADE) on May 13, 2020 and the transfer was completed on September 3, 2020. For the operation, Eletrobras received the updated amount of R$ 251,103 and recognized a loss of R$ 98,146 in fiscal year 2020

44.3 - Disposal of the SPE Eólica Mangue Seco 2

On May 11, 2020, Eletrobras approved the binding offer made by the Pirineus Multiestrategy Investment Fund for the acquisition of the entire holding of Eletrobras, corresponding to 49% of the total share capital, in SPE Eólica Mangue Seco 2 - Geradora e Comercializadora de Energia Elétrica SA The sale was approved by CADE on August 24, 2020 and the transfer was completed on October 9, 2020. Through the operation, Eletrobras recognized a gain of R$ 17,905 and received an updated amount of R$ 27,605.

44.4 - Disposal of SPEs Eólica Santa Vitória do Palmar Holding SA, Hermenegildo I SA, Hermenegildo II SA, Hermenegildo and III SA and Chuí IX SA

On July 30, 2020, the company's Board of Directors approved the binding offers made by Omega Geração SA for the acquisition of the entire stake in the SPEs corresponding to 78% of the share capital of Eólica Santa Vitória do Palmar Holding SA (Lot 1) and 99.99% of the share capital of the SPEs Hermenegildo I SA, Hermenegildo II SA, Hermenegildo and III SA and Chuí IX SA (Lot 2). The General Shareholders' Meeting, held on September 2, 2020, approved the sale, with the approval of Organs competent bodies for transferring the shares remaining. On November 30, 2020, the transfer of the entire stake held by Eletrobras was concluded, due to the transaction, Eletrobras recognized a loss of R$ 415,671 in fiscal year 2020.